Shareholder Report, Holdings (Details) - C000226472	Jun. 30, 2025
Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	4.90%